Description of Organization and Business Operations (Details)					12 Months Ended		23 Months Ended
	Dec. 07, 2022 USD ($) $ / shares shares	Mar. 28, 2022 USD ($)	Mar. 08, 2022 USD ($)	Aug. 06, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) item $ / shares shares	Feb. 03, 2023 shares	Nov. 09, 2022 $ / shares shares	Dec. 08, 2021 $ / shares shares	Sep. 17, 2021 USD ($)
Business Acquisition [Line Items]
Condition for future business combination number of businesses minimum | item							1
Common shares, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares					$ 14.69	$ 19.93	$ 14.69		$ 0.0575
Number of shares per warrant (in shares) | shares					1		1
Sale of private placement warrants (in shares) | shares					225,223	225,223	225,223	10,000,000	316,250
Price of warrant (in usd per warrant) | $ / shares					$ 11.50		$ 11.50
Proceeds received from private placement					$ 50,000,000	$ 30,000,000
Deferred underwriting discount					172,000		$ 172,000				$ 5,250,000
Payments for investment of cash in trust account				$ 150,000,000
Condition for future business combinations, threshold of net tangible assets					5,000,001		5,000,001
Proceeds held in operating account for working capital purpose					7,000		7,000
Working capital deficit							5,900,000
Shares issued in transaction (in shares) | shares	18,500,000
Sale of stock price (usd per share) | $ / shares	$ 10.00
Purchase price	$ 185,000,000		$ 1,800,000,000
Cash acquired through reverse recapitalization	$ 153,000,000
ArcelorMittal
Business Acquisition [Line Items]
Shares issued in transaction (in shares) | shares	3,000,000
Working Capital Loans
Business Acquisition [Line Items]
Outstanding balance					$ 0	$ 0	0
Sponsor
Business Acquisition [Line Items]
Issuance of Class B common stock to Sponsor							$ 25,000
Working capital loan		$ 1,500,000
IPO
Business Acquisition [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares				$ 11.50
Number of units sold (in shares) | shares				15,000,000
Number of shares in a unit (in shares) | shares				1
Number of shares per warrant (in shares) | shares				1
Purchase price, per unit (in dollars per share) | $ / shares				$ 10.00
Proceeds received from initial public offering, gross				$ 150,000,000
Transaction costs				13,782,542
Underwriting discount				1,500,000
Deferred underwriting discount				5,250,000
Value of Class B common stock transferred to Anchor Investors at initial public offering				6,509,758
Other offering costs				$ 522,784
Number of warrants in a unit | shares				0.50
Private Placement
Business Acquisition [Line Items]
Proceeds held in operating account for working capital purpose				$ 900,000
Private Placement | Private Placement Warrants
Business Acquisition [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares				$ 11.50
Number of shares per warrant (in shares) | shares				1
Sale of private placement warrants (in shares) | shares				3,500,000
Price of warrant (in usd per warrant) | $ / shares				$ 1.00
Proceeds received from private placement				$ 3,500,000
Restrictions on transfer period of time after business combination completion				30 days
Class A Common stock
Business Acquisition [Line Items]
Common shares, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Class A Common stock | IPO
Business Acquisition [Line Items]
Common shares, par value (in dollars per share) | $ / shares				$ 0.0001
LanzaTech Global
Business Acquisition [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares										$ 10.00
LanzaTech Global | Common Stock
Business Acquisition [Line Items]
Exchange ratio	4.374677
Common shares, par value (in dollars per share) | $ / shares				$ 0.0001
Shares converted into common stock (in shares) | shares										5,000,000